Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Loss Before Provision for Income Taxes is Attributable	Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2021, 2022 and 2023:
	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cayman	(1,403)	(156,373)	(10,675)
Hong Kong SAR	(4,692)	(4,539)	(5,917)
BVI	(33)	(12)	(1)
PRC, excluding Hong Kong SAR	(1,187,962)	(71,177)	(78,400)
	(1,194,090)	(232,101)	(94,993)

Schedule of Income Tax Expense (Benefit)	Income tax expense (benefit) consists of the following:
	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense (benefit)	5,483	7,487	(1,889)
Deferred income tax expense	3,424	—	—
	8,907	7,487	(1,889)

Schedule of Actual Income Tax Expense	The actual income tax expense (benefit) reported in the consolidated statements of operations and comprehensive (loss) income for each of the years ended December 31, 2021, 2022 and 2023 differs from the amount computed by applying the PRC statutory income tax rate of 25% to loss before income taxes due to the following:
	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before tax	(1,194,090)	(232,101)	(94,993)
Income tax computed at PRC statutory tax rate	(298,523)	(58,025)	(23,748)
Effect of preferential tax rate*	68,988	(6,364)	—
Tax rate differential not subject to PRC income tax	758	39,482	3,172
Non-deductible expense	47,393	44,424	14,424
Change in valuation allowance	188,892	59,700	6,339
Additional deduction for research and development expenses	(839)	(981)	—
Tax-exempted income	(220)	(92)	—
Late payment surcharge on uncertain tax position	2,661	2,197	(2,118)
Others**	(203)	(72,853)	42
	8,907	7,487	(1,889)

*	Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 16 – a) PRC section for details.
**	It was expected that Shenzhen Fangdd would not satisfy all the criteria for HNTE status in the foreseeable future years since 2023, so its enacted future income tax rate was changed from 15% to 25% when considering the deferred income tax assets.

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2022 and 2023 are as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Net operating loss carry forward	103,285	108,064
Allowance for doubtful accounts	172,898	218,645
Payroll and accrued expenses	4,157	4,157
Deductible advertisement expenses	1,024	6,190
Long-term equity investment impairment	74,988	79,558
Intangible assets*	28,031	24,490
Estimated accounts payable write-off benefit	—	(50,383)
Gross deferred tax assets	384,382	390,721
Less: Valuation allowance	(384,382)	(390,721)
Net deferred tax assets	—	—

*	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of Movements of the Valuation Allowance	The movements of the valuation allowance are as follows:
	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	(135,790)	(324,682)	(384,382)
Changes of valuation allowances	(188,892)	(59,700)	(6,339)
Balance at the end of the year	(324,682)	(384,382)	(390,721)

Schedule of Reconciliation of the Beginning and Ending Amount of Total Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2021, 2022 and 2023 is as follows:
	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Beginning balance	(23,840)	(28,575)	(30,772)
Additions	(4,735)	(2,197)	2,118
Ending balance	(28,575)	(30,772)	(28,654)